FINANCE INCOME AND COSTS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense:
Loans and notes	₽ 25,613	₽ 22,131	₽ 22,982
Amortization of debt issuance costs	415	623	683
Lease obligations	13,917	954	855
Provisions: unwinding of discount	223	91	94
Total interest expense	40,168	23,799	24,614
Loss on financial instruments	1,008	2,486	25
Other finance costs	63	86	2,885
Total finance costs	41,239	26,371	27,524
Less: amounts capitalized on qualifying assets (2)	(460)	(307)	(388)
Less: debt modification and other gain	(2,614)
Finance costs	38,165	26,064	27,136
Finance income on loans and receivables
Interest income on bank deposits	5,182	4,818	4,277
Interest income on loans issued	357	330	510
Other finance income	442	400	486
Finance income	5,981	5,548	5,273
Net finance costs	₽ 32,184	₽ 20,516	₽ 21,863
Annual weighted average capitalization rates	8.20%	8.20%	8.30%